Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2022
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
International [member] | Banco Dominicano del Progreso SA Banco Multiple [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.80%